Cover	Feb. 06, 2025
Cover [Abstract]
Entity Registrant Name	KENILWORTH SYSTEMS CORPORATION
Entity Central Index Key	0000055234
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Document Period End Date	Feb. 06, 2025
Entity File Number	0-08962
Entity Incorporation State Country Code	WY
Entity Tax Identification Number	84-1641415
Entity Address Address Line 1	721 Beach Street
Entity Address City Or Town	Daytona Beach
Entity Address State Or Province	FL
Entity Address Postal Zip Code	32114
City Area Code	312
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	372-6900